Intangible assets and goodwill - Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 103,485
Ending balance	92,816	$ 103,485
Queen Of Bud
Reconciliation of changes in intangible assets and goodwill [abstract]
Cash consideration	100
Common shares consideration	900
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,019
Ending balance	3,511	5,019
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	13,315
Ending balance	7,489	13,315
Brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,948
Ending balance	8,443	8,948
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	76,203
Ending balance	73,373	76,203
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	142,730	171,433
Addition/(disposal)	1,382	295
Additions from business combinations	503	4,903
Impairment loss net of recovery	(4,964)	(33,549)
Foreign currency translation	(441)	352
Ending balance	140,092	142,730
Cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,310	10,659
Addition/(disposal)	603	273
Additions from business combinations	0	0
Impairment loss net of recovery	0	0
Foreign currency translation	(73)	(378)
Ending balance	11,986	11,310
Cost | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	46,269	44,782
Addition/(disposal)	(125)	0
Additions from business combinations	4	1,487
Impairment loss net of recovery	0	0
Foreign currency translation	0	0
Ending balance	46,148	46,269
Cost | Brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,948	32,573
Addition/(disposal)	1,000	22
Additions from business combinations	0	0
Impairment loss net of recovery	(1,497)	(23,257)
Foreign currency translation	(134)	390
Ending balance	8,585	8,948
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	76,203	83,419
Addition/(disposal)	(96)	0
Additions from business combinations	499	3,416
Impairment loss net of recovery	(3,467)	(10,292)
Foreign currency translation	(234)	340
Ending balance	73,373	76,203
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(39,245)	(25,943)
Amortization	8,015	13,224
Foreign currency translation	16	78
Ending balance	(47,276)	(39,245)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,291)	(4,082)
Amortization	2,168	2,131
Foreign currency translation	16	78
Ending balance	(8,475)	(6,291)
Accumulated depreciation | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(32,954)	(21,861)
Amortization	5,705	11,093
Foreign currency translation	0	0
Ending balance	(38,659)	(32,954)
Accumulated depreciation | Brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Amortization	142	0
Foreign currency translation	0	0
Ending balance	(142)	0
Accumulated depreciation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Amortization	0	0
Foreign currency translation	0	0
Ending balance	$ 0	$ 0